OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2019	2018

Prepaid expenses	530	292
Government authorities	2	68
Employees	8	21
Others	135	779

	675	1,160